EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure Equipment Abstract
EQUIPMENT

8. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2022	$95,662	$834,453	$-	$-	$36,033	$966,148
Additions	58,611	320,943	86,530	-	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	-	(136,204)
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$-	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	-	146,797
Disposals	(9,821)	(180,338)	-	-	-	(190,159)
Balance at December 31, 2024	$130,328	$997,416	$88,889	$-	$60,343	$1,276,976

Accumulated depreciation
Balance at December 31, 2022	$41,998	$502,790	$-	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	-	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	-	(76,330)
Balance at December 31, 2023	$58,178	$545,403	$6,790	$-	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	-	9,354	208,965
Disposals	(3,383)	(97,685)		-	-	(101,068)
Balance at December 31, 2024	$92,676	$591,603	$24,635	$-	$38,520	$747,434

Net book value:
December 31, 2023	$75,095	$494,789	$79,740	$-	$31,177	$680,801
December 31, 2024	$37,652	$405,813	$64,254	$-	$21,823	$529,542

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars